Trade payables and other liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and accruals	$ 2,604		$ 2,535
Compensation payable	589		589
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability	135		135
Taxes payable	101		129
Derivative liabilities	49		27
Severance and other costs payable	35		63
Provisions	33		66
CRTC tangible benefits obligation	28		38
CRTC deferral account obligation	13		16
Other current liabilities	367		343
Total trade payables and other liabilities	$ 3,954	$ 3,931	$ 3,941
Repurchase obligation of trust ownership percentage	9.00%